Exhibit 99.1

COMM 2021-LBA Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

24 February 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	COMM 2021-LBA Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 February 2021

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of a promissory note issued by 18 separate Delaware limited liability companies, which evidences a two-year, componentized, floating-rate interest-only mortgage loan, subject to three successive 12-month extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a cross-collateralized and cross-defaulted first priority mortgage on the borrowers’ fee interest in 18 industrial properties located in seven states (the “Mortgaged Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Properties, as of 9 March 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Pmt Date,
b.	Maturity Date and
c.	Fully Extended Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Term and
ii.	Original Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term and
c.	Original Term Extended,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term and
ii.	Remaining Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and
b.	Use the “1st Mortgage Original Balance,” as shown on the Final Data File as:
i.	The principal balance of the Mortgage Loan and each Mortgaged Property as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	The principal balance of the Mortgage Loan and each Mortgaged Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	LIBOR Rounding and
b.	1st Mortgage LIBOR Floor,

as shown on the Final Data File, and the LIBOR assumption of 0.15000% provided by the Depositor, we recalculated the “Effective LIBOR 1st Mortgage” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Effective LIBOR 1st Mortgage and
b.	1st Mortgage Margin,

as shown on the Final Data File, we recalculated the “1st Mortgage Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	1st Mortgage Margin and
b.	LIBOR Cap,

as shown on the Final Data File, we recalculated the “1st Mortgage Cap Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

11.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage Debt Service at LIBOR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at LIBOR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 8

12.	Using the:
a.	1st Mortgage Current Balance,
b.	Collateral SF,
c.	1st Mortgage Balloon Balance,
d.	UW NOI,
e.	UW NCF,
f.	Aggregate “As-is” Appr. Value and
g.	Initial Other Reserve,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Current Balance / Square Foot,
ii.	1st Mortgage “As Is” Current LTV,
iii.	1st Mortgage “As Is” Maturity LTV,
iv.	1st Mortgage “As Is” Current LTV Net Holdback,
v.	1st Mortgage “As Is” Maturity LTV Net Holdback,
vi.	1st Mortgage UW NOI Debt Yield,
vii.	1st Mortgage UW NCF Debt Yield,
viii.	1st Mortgage UW NOI Debt Yield Net Holdback,
ix.	1st Mortgage UW NCF Debt Yield Net Holdback and
x.	Appraised Value / Square Foot

of the Mortgage Loan, and, with respect to Items i. and x. above, of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in ii. through ix. above to the nearest 1/10th of one percent.

For the purpose of recalculating the:

a.	1st Mortgage “As Is” Current LTV Net Holdback,
b.	1st Mortgage “As Is” Maturity LTV Net Holdback,
c.	1st Mortgage UW NOI Debt Yield Net Holdback and
d.	1st Mortgage UW NCF Debt Yield Net Holdback

characteristics for the Mortgage Loan, the Depositor instructed us to deduct the “Initial Other Reserve” from the “1st Mortgage Current Balance” and “1st Mortgage Balloon Balance,” as applicable, to recalculate the characteristics listed in a. through d. above. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described above.

Attachment A Page 6 of 8

13.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	UW NOI and
d.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at LIBOR,
ii.	1st Mortgage UW NCF DSCR at LIBOR,
iii.	1st Mortgage UW NOI DSCR at Cap and
iv.	1st Mortgage UW NCF DSCR at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through iv. above to two decimal places.

14.	Using the:
a.	1st Mortgage Original Balance,
b.	Initial Other Reserve,
c.	1st Mortgage Coupon,
d.	1st Mortgage Cap Coupon,
e.	Rate Type,
f.	UW NOI and
g.	UW NCF,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage UW NCF DSCR at LIBOR Net Holdback,
ii.	1st Mortgage UW NOI DSCR at LIBOR Net Holdback,
iii.	1st Mortgage UW NCF DSCR at Cap Net Holdback and
iv.	1st Mortgage UW NOI DSCR at Cap Net Holdback

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through iv. above to two decimal places.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage UW NCF DSCR at LIBOR Net Holdback” of the Mortgage Loan by dividing the “UW NCF,” as shown on the Final Data File, by the product of:

a.	The difference of:
i.	The “1st Mortgage Original Balance,” as shown on the Final Data File, and
ii.	The “Initial Other Reserve,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 8

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage UW NOI DSCR at LIBOR Net Holdback” of the Mortgage Loan by dividing the “UW NOI,” as shown on the Final Data File, by the product of:

a.	The difference of:
i.	The “1st Mortgage Original Balance,” as shown on the Final Data File, and
ii.	The “Initial Other Reserve,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage UW NCF DSCR at Cap Net Holdback” of the Mortgage Loan by dividing the “UW NCF,” as shown on the Final Data File, by the product of:

a.	The difference of:
i.	The “1st Mortgage Original Balance,” as shown on the Final Data File, and
ii.	The “Initial Other Reserve,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage UW NOI DSCR at Cap Net Holdback” of the Mortgage Loan by dividing the “UW NOI,” as shown on the Final Data File, by the product of:

a.	The difference of:
i.	The “1st Mortgage Original Balance,” as shown on the Final Data File, and
ii.	The “Initial Other Reserve,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

15.	Using the:
a.	Collateral SF,
b.	Largest Tenant Leased SF,
c.	2nd Largest Tenant Leased SF and
d.	3rd Largest Tenant Leased SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NSF,
ii.	2nd Largest Tenant % of NSF and
iii.	3rd Largest Tenant % of NSF

of each Mortgaged Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

16.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the “1st Mortgage Current Balance” of the Mortgage Loan and each Mortgaged Property, as shown on the Final Data File, we recalculated the “% of Pool” of the Mortgage Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	23 February 2021

Promissory Note	23 February 2021

Clearing Account Agreement	23 February 2021

Cash Management Agreement	23 February 2021

Interest Rate Cap Transaction Summary	23 February 2021

Settlement Statement	23 February 2021

Guaranty Agreement	23 February 2021

Environmental Indemnity Agreement	23 February 2021

Non-Consolidation Opinion	23 February 2021

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	9 February 2021

Appraisal Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	Various

Phase I Environmental Reports	Various

Seismic Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	12 February 2021

Exhibit 1 to Attachment A Page 2 of 2

Mortgaged Property Source Documents (continued)

Source Document Title	Source Document Date

Management Agreements	23 February 2021

Pro Forma Title Policies	Not Dated

Insurance Review Certificates	Various

Lease Agreements	Various

Lease Estoppels	Various

CoStar Market Reports	Various

Tenant Credit Ratings	Not Dated

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Primary Type	Appraisal Report
Secondary Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Latest Renovation	Appraisal Report or Engineering Report
Market	Appraisal Report
Submarket	Appraisal Report
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Aggregate “As-is” Appr. Value (see Note 11)	Appraisal Report and Portfolio Appraisal Report
“As-is” Value Date (see Note 11)	Appraisal Report and Portfolio Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Seismic Report	Seismic Report
Seismic Firm	Seismic Report
PML (%)	Seismic Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Date of Engineering Report (see Note 2)	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No) (see Note 3)	Engineering Report

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TILC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Replacement Reserves	Underwriter’s Summary Report
Most Recent TILC	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Ongoing Tax Escrow	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Initial Deferred Maintenance Reserve	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Ongoing Required Replacement Reserves	Mortgage Loan Agreement
Initial TI/LC Reserve	Mortgage Loan Agreement
Ongoing Required TI/LC	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Initial Debt Service Reserve	Mortgage Loan Agreement
Initial Other Reserve	Mortgage Loan Agreement
Initial Other Reserve Description	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Description	Mortgage Loan Agreement
Initial Free Rent Reserve	Mortgage Loan Agreement
Directs Investment (Borrower or Lender)	Mortgage Loan Agreement
Interest Goes to Borrower? RE Tax	Mortgage Loan Agreement
Interest Goes to Borrower? Insurance	Mortgage Loan Agreement
Interest Goes to Borrower? Replacement Reserves	Mortgage Loan Agreement
Interest Goes to Borrower? TI/LC	Mortgage Loan Agreement
Interest Goes to Borrower? Immediate Repairs	Mortgage Loan Agreement
Interest Goes to Borrower? Other Escrows	Mortgage Loan Agreement
Interest Goes to Borrower? Free Rent	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
1st Mortgage Original Balance	Mortgage Loan Agreement
1st Mortgage Margin	Mortgage Loan Agreement
1st Mortgage LIBOR Floor	Mortgage Loan Agreement
LIBOR Setting	Mortgage Loan Agreement
LIBOR Reset Frequency	Mortgage Loan Agreement
LIBOR Rounding	Mortgage Loan Agreement
LIBOR Cap	Interest Rate Cap Transaction Summary
LIBOR Cap Expiration	Interest Rate Cap Transaction Summary
LIBOR Cap Provider	Interest Rate Cap Transaction Summary

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Note Date	Mortgage Loan Agreement
Borr. Legal Name	Mortgage Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Payment Day	Mortgage Loan Agreement
Interest Accrual Begin	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Loan Type	Mortgage Loan Agreement
1st. IO Date	Mortgage Loan Agreement
First Pmt Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Option	Mortgage Loan Agreement
Spread Step	Mortgage Loan Agreement
Fully Extended Maturity	Mortgage Loan Agreement
Aggregate Extension Options	Mortgage Loan Agreement
Prepay Description (see Note 12)	Mortgage Loan Agreement
Partial Prepay Permitted (Provisions) (see Note 12)	Mortgage Loan Agreement
Penalty Period (see Notes 6 and 12)	Mortgage Loan Agreement
Open Period (see Notes 6 and 12)	Mortgage Loan Agreement
Prepay Penalty Start Date (see Notes 7 and 12)	Mortgage Loan Agreement
Prepay Penalty End Date (see Notes 8 and 12)	Mortgage Loan Agreement
Grace Days Default	Mortgage Loan Agreement
Grace Days Late Fee	Mortgage Loan Agreement
Default Rate	Mortgage Loan Agreement
Late Fee	Mortgage Loan Agreement
SPE	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Fee Simple / Leasehold	Pro Forma Title Policy
LockBox Type (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Excess Cash Trap Trigger	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Date of Engineering Report” characteristic, the Depositor instructed us to use the first day of the month if the day of the month was not shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Located in Seismic Zone (Yes/No)” characteristic, the Depositor instructed us to use “Yes” only for the Mortgaged Properties located in seismic zones 3 or 4, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicated the Mortgaged Property is located in seismic zones 1 or 2, the Depositor instructed us to use “No” for the “Located in Seismic Zone (Yes/No)” characteristic.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use “Various” for the applicable characteristic.

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string and to ignore any freely prepayable portions of the Mortgage Loan, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string and to ignore any freely prepayable portions of the Mortgage Loan, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

11.	For the purpose of comparing the “Aggregate “As-is” Appr. Value” and ““As-is” Value Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the $639,000,000 “Hypothetical As Is Portfolio Market Value” appraised value and “2/1/2021” appraisal date, respectively, as shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Aggregate “As-is” Appr. Value” and “”As-is” Value Date” characteristics for each Mortgaged Property (except for any Mortgaged Property described in the succeeding paragraph(s) of this Note), the Depositor instructed us to use the individual “as is” appraised value and appraisal date for each Mortgaged Property, respectively, as shown in the applicable appraisal report Source Document, even though the sum of the individual “as is” appraised values of the Mortgaged Properties does not equal the $639,000,000 “Aggregate “As-is” Appr. Value” that is shown on the Preliminary Data File for the Mortgage Loan.

For the purpose of comparing the “Aggregate “As-is” Appr. Value” characteristic for the Mortgaged Properties identified on the Preliminary Data File as “2345 Fleetwood Avenue” and “3771 Channel Drive,” the Depositor instructed us to sum the “As Is Market Value” valuation for the mortgaged property and “As is Market Value” valuation for the excess land, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any permitted release events or partial prepayments to cure certain trigger periods of the Mortgage Loan, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

ID
Loan Flag
Prop Flag
Loan Name
Property Name
Loan Seller Properties per Loan
Clear Height
Total Truck Doors
% Office
Truck Court Depth
Material Recognized Environmental Concern (Y/N)
Date of Phase II Report
Lockout Period
Exit Fee
1st Amortization Date
Debt Service Check
Lockout Exp Date
Partial Release Description
Loan Purpose
Ground Lease
Fully Extended Ground Lease Exp.
LIBOR Cap Guarantor Ratings (S/M/F)
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.